Material Accounting Policies	12 Months Ended
Dec. 31, 2025
Material Accounting Policies [Abstract]
Material accounting policies

3. Material accounting policies

3.1 Functional and presentation currency

The functional currency of a company is the local currency within the primary economic environment in which it operates. These consolidated financial statements are presented in Brazilian reais (R$), which is the Group presentation and functional currency. There are no significant transactions carried out in foreign currency. All financial information is presented in thousands of reais, except when otherwise indicated.

3.2 Cash and cash equivalents

Cash and cash equivalents include cash, bank deposits and other highly liquid short-term investments, which are redeemable within 90 days at a known amount in cash and are subject to an insignificant risk of change in value. Cash equivalents are held to meet short-term cash commitments and not for investment or for other purposes.

3.3 Trade receivables

Amounts receivable from financial transactions processed by acquirers and card issuers

Composed of the amounts receivable from acquirers and card issuers for payment transactions with credit cards and debit cards made by users on the Group’s payment platform. Receivables from debit card transactions are settled in 1 day and receivables from normal credit card transactions are settled on or prior to 32 days following the transaction. Credit card receivables, including those from full immediate payments and monthly installments for up to 12 months, generate receivables due from the acquirer which are measured at amortized cost and are net of provisions for credit and fraud risk (chargeback). These credit card receivables are transferred to the FIDC PicPay I via pass-through arrangements and an income from these transactions began to be recognized through the appreciation of the subordinated quota, which is classified as financial income on these consolidated financial statements due to the FIDC’s consolidation on PicS N.V. financial statements.

Amounts receivable from provision of services

Primarily composed of receivables related to business partner commissions and intermediation fees charged for processing transactions receivable from commercial establishments.

3.4 Financial assets and liabilities

Initial Recognition and Measurement

Financial assets and liabilities are initially recognized when the Group becomes a party to the contractual provisions of the respective instruments. Upon initial recognition, the Group determines the classification of financial instruments as subsequently measured at Amortized Cost (AC), Fair Value Through Other Comprehensive Income (FVOCI), or Fair Value Through Profit or Loss (FVTPL). This classification is defined based on the Group’s Business Model for managing financial assets and the contractual characteristics of the cash flows of each instrument.

The Business Model reflects how the Group manages its financial assets to generate cash flows, whether through collecting contractual cash flows, selling financial assets, or a combination of both.

The assessment of the contractual characteristics of cash flows is performed through the Solely Payments of Principal and Interest (SPPI) test, which verifies whether the contractual cash flows are compatible with the intended classification. This test ensures that the characteristics of the contractual cash flow of the asset correspond to the payment of principal and interest. Thus, based on the SPPI test, management will make its definition of classification and measurement of the financial asset, defining the business model.

Contractual cash flows are considered to represent “solely payments of principal and interest” when they correspond to a basic lending arrangement. In such cases, interest must essentially reflect the time value of money, credit risk, operational costs, profit margin, and other risks associated with the instrument.

This procedure applies both when entering into a new financial instrument and when a contractual change occurs that could modify the generation of cash flows composed exclusively of payments of principal and interest for an existing instrument within the Group.

Reclassification of the Business Model

When the Group changes its business model for managing financial assets, it applies reclassification prospectively from the reclassification date onward to all affected financial assets, with no previously recognized gain, loss (including impairment gains or losses), or interest being reversed.

Changes in the business model result from changes in specific objectives of certain groups of jointly managed financial assets that are significant to the Group’s operations and demonstrable to external parties.

When reclassifying a financial asset from amortized cost to fair value through profit or loss, fair value is determined on the reclassification date. Any difference between the previously recognized amortized cost and the new fair value is recognized directly in profit or loss.

When an asset is reclassified from FVTPL to amortized cost, its fair value on the reclassification date becomes the new gross carrying amount.

When reclassifying a financial asset from amortized cost to FVOCI, fair value is also measured on the reclassification date. In this case, any difference between previous amortized cost and fair value is recognized in other comprehensive income. The effective interest rate and expected credit loss measurement remain unchanged.

When an asset is reclassified from FVOCI to amortized cost, it is recorded at its fair value on the reclassification date. However, the cumulative gain or loss previously recognized in other comprehensive income is removed from equity and adjusted against the asset’s fair value. Thus, the asset is subsequently measured as if it had always been measured at amortized cost. This adjustment affects only other comprehensive income, with no impact on profit or loss, and does not constitute a reclassification adjustment. The effective interest rate and expected credit loss measurement also remain unchanged.

If the Group reclassifies a financial asset from FVTPL to FVOCI, the asset remains measured at fair value.

Finally, when reclassifying a financial asset from FVOCI to FVTPL, the asset continues to be measured at fair value. In this case, the cumulative gain or loss previously recognized in other comprehensive income is transferred from equity to profit or loss as a reclassification adjustment on the date of the category change.

Financial assets

Fair value through other comprehensive income (FVOCI)

Financial assets are measured at fair value through other comprehensive income when they are held within a business model whose objective includes both collecting contractual cash flows and selling financial assets, with substantial transfer of risks and rewards. In addition, their contractual terms must give rise, on specific dates, to cash flows that consist solely of payments of principal and interest on the outstanding principal amount. Therefore, the instruments must pass the SPPI test.

Amortized cost (AC)

Financial assets are measured at amortized cost when they are held within a business model whose objective is to collect contractual cash flows. In addition, their contractual terms must give rise, on specific dates, to cash flows that consist solely of payments of principal and interest on the outstanding principal amount. Therefore, the instruments must pass the Solely Payments of Principal and Interest (SPPI) test.

Financial assets at fair value through profit or loss (FVTPL)

Financial assets are measured at fair value through profit or loss when they are not measured at amortized cost or at fair value through other comprehensive income. Financial assets will be measured at FVTPL when they are held within a business model whose objective is to generate return solely through the sale of financial assets. In such cases, the contractual cash flows may not consist solely of payments of principal and interest on specific dates. Thus, these instruments are not required to pass the SPPI test.

Additionally, the Group may irrevocably elect, at initial recognition, to present subsequent changes in the fair value of certain equity investments, otherwise classified as FVTPL, in other comprehensive income.

Derecognition of financial assets

Before assessing whether, and to what extent, derecognition of a financial asset is appropriate, the Group determines whether the derecognition requirements should be applied to the entire asset (or group of similar financial assets) or to only a part of it. Derecognition is applied only to a part of a financial asset (or group of similar assets) when that part meets one of the following conditions:

(i)	comprises specifically identifiable cash flows;

(ii)	comprises a fully proportionate (pro rata) share of the asset’s cash flows; or

(iii)	represents a fully proportionate (pro rata) share of specifically identifiable cash flows.

When none of these conditions are met, derecognition is applied to the entire financial asset (or entire group of similar assets).

The Group derecognizes a financial asset only when contractual rights to the cash flow expire or when the asset is transferred and such transfer qualifies for derecognition. When transferring a financial asset, the Group assesses whether it has retained or transferred substantially all risks and rewards.

If substantially all risks and rewards are transferred, the asset is derecognized and any rights or obligations created or retained in the transaction are recognized separately. If substantially all risks and rewards are retained, the asset remains fully recognized.

If the Group neither retains nor transfers substantially all risks and rewards, it assesses whether control over the asset has been transferred. If control is transferred, the asset is derecognized, with any related rights or obligations recognized separately. If control is retained, the asset remains recognized to the extent of the Group’s continuing involvement.

When a financial asset is fully derecognized, the Group recognizes in profit or loss the difference between the asset’s carrying amount at derecognition and the consideration received, including any new assets obtained, net of any liabilities assumed.

If the transfer of a financial asset does not result in derecognition due to the retention of substantially all risks and rewards, the Group continues to recognize the transferred asset in full and recognizes a financial liability for the consideration received. In subsequent periods, the Group recognizes any income from the transferred assets and any expenses incurred on the associated financial liability.

Financial liabilities

Amortized cost

The Group classifies its financial liabilities as subsequently measured at amortized cost; however, when IFRS 9 requires different treatment based on the instrument’s specific nature, amortized cost is not permitted:

(i)	Financial liabilities at fair value through profit or loss, including derivatives that are liabilities, must be subsequently measured at fair value;

(ii)	Financial liabilities arising from transfers of financial assets that do not qualify for derecognition, or in situations where the continuing involvement approach applies, remain subject to the specific requirements of that approach;

(iii)	Financial guarantee contracts, after initial recognition, are measured at the higher level of the loss provision amount and the initially recognized amount, less any income recognized in profit or loss;

(iv)	Loan commitments to provide financing at below-market rates are also subsequently measured at the higher of the loss provision amount and the initially recognized amount, adjusted for revenue recognized over time; or

(v)	Contingent consideration in a business combination recognized by the acquirer is subsequently measured at fair value, with any changes recognized directly in profit or loss.

Fair Value Through Profit or Loss (FVTPL)

The Group may, at initial recognition, irrevocably designate a financial liability as measured at fair value through profit or loss when such designation results in more relevant information.

This designation is optional and may be adopted when it eliminates or significantly reduces an accounting mismatch that would otherwise arise if related assets and liabilities were measured or recognized under different criteria.

Designation is also permitted when a financial liability is managed and evaluated on a fair value basis, according to a documented risk management or investment strategy, and when internal reporting to key management personnel reflects this measurement basis. In such cases, fair value measurement through profit or loss provides greater fidelity to how the Group manages these liabilities and eliminates accounting inconsistencies, justifying the use of fair value.

Derecognition of Financial Liabilities

The Group derecognizes a financial liability, in whole or in part, only when the obligation specified in the contract is discharged, meaning it is settled, canceled, or expires. In such cases, the corresponding liability is removed from the statement of financial position.

An exchange of debt instruments between borrower and lender involving substantially different terms is treated as the extinguishment of the original financial liability and recognition of a new one. Likewise, any substantial modification of the terms of an existing financial liability, whether or not related to the debtor’s financial difficulties, results in derecognition of the original liability and recognition of a new one.

The difference between the carrying amount of a financial liability (or part thereof) that is extinguished or transferred to another party and the consideration paid, including any non-cash assets transferred or liabilities assumed, is recognized directly in profit or loss.

3.5 Expected credit losses

Loss allowance for expected credit losses (“ECLs”) is calculated for all financial assets not held at fair value through profit and loss and is presented in the consolidated statements of financial position as a deduction from the gross carrying amount and as an impairment loss on the statement of profit and loss.

The table presented in Note 8.3 discloses the carrying amount of financial assets. ECLs on “Financial investments at fair value through profit or loss” are already accounted for when determining those fair values. For “Financial assets measured at fair value through other comprehensive income” the loss allowance shall be recognized in other comprehensive income and shall not reduce the carrying amount of the financial asset in the statement of financial position.

ECLs account for forecast elements such as undrawn limits and macroeconomic conditions that might affect the Group’s receivables. The Group classifies the financial assets in stages and calculates provisions accordingly. These stages are:

●	Stage 1: no significant increase in credit risk since recognition.

●	Stage 2: significant increase in credit risk subsequent to recognition.

●	Stage 3: credit impaired.

Based on these concepts, the Group’s approach is to calculate ECL utilizing the probability of default (“PD”), exposure at default (“EAD”) and loss given default (“LGD”) methodology.

Definition of default and stages

The Group applies a definition of default consistent with the one used for internal credit risk management for the relevant financial instrument, considering qualitative indicators (e.g., financial agreements) when appropriate. A financial asset is in default when it meets the criteria for classification in Stage 3, as described below. Additionally, for the purposes of local regulatory compliance, the Regulatory Authority of the Brazilian National Monetary System considers this measure for defining default as the basic benchmark parameter. Therefore, the PicPay Group considers the application of this parameter to be reasonable.

Definition of stages

Stage 1 definition - no significant increase in credit risk since recognition

(i)	The financial asset is up to 30 days in arrears.

Stage 2 definition - significant increase in credit risk subsequent to recognition

(i)	Absolute Criteria: The financial asset is more than 30 (thirty) days overdue but less than 90 (ninety) days overdue.

(iii)	Relative Criteria: In addition to the absolute criteria, the Group conducts a monthly assessment of the risk of each financial instrument. This analysis compares the current risk assessment of the counterparty with the assessment assigned at the time of initial recognition of the financial asset. The risk assessment takes into account credit behavior variables that are strongly correlated with the probability of default (PD) based on shared risk characteristics of financial instruments. If the current assessment of the credit risk of the financial asset is significantly higher than the assessment at initial recognition, the asset is classified in Stage 2. For assets classified in Stage 2, the PD is calculated over the remaining life of the contract. This approach uses a conditional probability model that reflects the default risk based on the remaining duration of the contract.

Reclassification of assets from Stage 2 to Stage 1 may occur if they no longer meet the criteria described above for assessing the occurrence of a significant increase in credit risk relative to the initial recognition.

Stage 3 definition - credit impaired

(i)	The financial asset is overdue for more than 90 days.

(ii)	There are indications that the financial asset will not be fully paid without a collateral or financial guarantee being triggered.

(iii)	The probability of default (PD) is considered 100%, as the customer has already defaulted.

Reclassification of assets from Stage 3 to Stages 1 or 2 may occur if they are no longer past due and a significant proportion of the outstanding exposure has been repaid.

Measuring ECL

The Group manages and calculates ECL according to the characteristics of the financial assets. For Consumer loans, ECL is calculated using the following parameters:

PD: Probability of Default (PD) represents the likelihood that a financial asset will default within a specified timeframe. Under IFRS 9, the methodology for calculating PD varies according to the credit risk stage of the financial asset. For Stage 1, PD is estimated using the “PD90@12” concept, which assesses the probability of a delay exceeding 90 days within a 12-month period. PD is derived from historical loan performance data over a historical observation period through statistical models, considering the credit behavior variables that inform the statistical credit scoring models and the segmentation of portfolio into homogenous risk groups. In Stage 2, PD is calculated based on the probability of default over the remaining life of the contract, including the assessment of macroeconomic variables. This approach utilizes a conditional probability model that reflects default risk according to the remaining duration of the contract. For Stage 3, PD is considered to be 100%, as the customer has already defaulted. This comprehensive approach enables financial institutions to make more accurate provisions for expected credit losses (ECL), ensuring better compliance with IFRS 9 requirements and providing a more realistic reflection of credit risk.

LGD: Loss Given Default (LGD) represents the expected loss percentage in the event of default, taking into account recoveries over a historical observation period and the specific characteristics of financial assets.

EAD: Exposure at Default (EAD) represents the present value of the expected credit exposure at the time of default. As new information on historical defaults was incorporated, the average time to default was updated.

The Group writes-off the gross carrying amount of financial assets when it has no reasonable expectation of recovering it in its entirety or a portion thereof. The write-off of assets is carried out 9 months after the month in which the asset reaches 90 calendar days in arrears.

Changes in estimates and assumptions in the financial statements.

As of December 31, 2025, our estimates of ECL parameters for credit cards and unsecured loans to consumers were revised to incorporate the latest historical data. The changes in estimates for the period were as follows:

(i)	EAD – With the maturation of the consumer loans, the Group obtained new information on the profile of defaulted credits and, as a consequence, estimated a reduction in the average time to default. The estimated payment shortfalls continue to be discounted to present value using the effective interest rate of the operation (EIR), now utilizing the revised time to default.

(ii)	PD – The incorporation of additional information about delinquency history over a historical observation period, improved the predictive power of the statistical credit scoring models, resulting in better segmentation of the portfolio into homogeneous PD groups based on shared credit risk characteristics and more accurate PD estimates for each group.

(iii)	LGD – As new information on the recovery of defaulted loans was incorporated, LGD was estimated based on PicPay’s own recovery data. For the more recent vintages, recoveries over the full workout period were estimated based on that of earlier vintages of credits originated by PicPay. The new method for estimating LGD is an evolution relative to the benchmark approach previously employed based on LGD estimates of peer banks.

Detailed information on the allowance for ECLs is presented in Note 8.3. The net result of the revisions in ECL parameter estimates are included in the variations presented in Note 8.3.1 Changes in credit loss allowance, in the balances of Credit Card and Loans to customers. In this regard, IAS 8 establishes that adjustments for expected credit losses qualify as estimates and that their measurement is determined in accordance with IFRS 9.

3.6 Property, plant and equipment

Measured at historical cost, less accumulated depreciation and impairment losses. Depreciation is calculated on a straight-line method and considers the estimated useful life of the assets. The estimated useful life, residual values and depreciation methods are reviewed annually and the effect of any changes in estimates is accounted for prospectively.

The useful lives of fixed assets are estimated as follows:

●	Machinery and equipment — 10 years

●	Right of use — leases — 5 to 10 years

●	Computers and equipment — 5 years

●	Furniture and fixtures — 10 years

●	Improvements — 5 to 12 years

●	Facilities — 10 years

Items of property, plant and equipment are written off after disposal or when there are no future economic benefits arising from the continuing use of the asset. Any gains or losses from the sale or write-off of the assets are determined by the difference between the amounts received in sale and the carrying amount and are recognized in profit or loss.

3.7 Intangible assets

Intangible assets refer to software licenses and software developed internally or externally, which have a defined useful life and are recorded at cost, less amortization and accumulated impairment losses. Amortization is recognized by the straight-line method, based on the estimated useful life of the assets. The estimated useful life and the amortization method are revised yearly, and the effects of any changes in estimates are recorded prospectively. The amortization period for all intangible assets is 5 to 10 years, which corresponds to annual rates of amortization between 10-20%.

Development expenditures are capitalized only if they can be reliably measured, if future economic benefits are likely, and if the Group has the intention and sufficient resources to complete development and use or sell the asset. Other development expenses are recognized in profit or loss as incurred. After initial recognition, capitalized development expenses are measured at cost, less accumulated amortization and any losses due to impairment.

3.8 Impairment of non-financial assets

The Group assesses at each reporting date, whether there are any indications that an asset may be impaired. If any such indication exists, or when annual impairment testing for an asset is required, the Group estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or Cash Generating Unit’s (CGU’s) fair value less costs of disposal and its value in use. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs of disposal, recent market transactions are considered. If no such transactions can be identified, an appropriate valuation model is used.

The Group bases its impairment calculation on most recent budgets and forecasts calculations. A long-term growth rate is calculated and applied to project future cash flows. The Group performed its annual impairment test. Refer to Note 12 for more details.

3.9 Business combination and goodwill

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, including assets transferred and liabilities assumed, measured at fair value.

Any contingent consideration to be transferred by the Group is recognized at fair value on the acquisition date. Subsequent changes in the fair value of the contingent consideration treated as an asset or liability are recognized in profit or loss.

Goodwill is measured as the excess of the consideration transferred over the fair value of identifiable assets acquired and liabilities assumed. If the consideration transferred is smaller than the fair value of identifiable assets acquired and liabilities assumed, the difference is recognized as a gain on bargain purchase in profit or loss. After initial recognition, goodwill is measured at cost less any accumulated impairment losses.

Goodwill acquired in a business combination is tested for impairment annually or when there is any indication that goodwill may be impaired.

Business Combination under common control

A business combination involving entities under common control is one in which all entities of the combination are controlled by the same ultimate partners, both before and after the combination, and that control is not transitory. In this situation, the pre-combination carrying amounts of the assets and liabilities are merged into the Group at their carrying amounts, without any fair value measurement adjustments. The Group does not recognize goodwill arising from these common control transactions.

3.10 Leases

At the inception of a contract, the Group assesses whether the contract is, or contains, a lease. A contract is considered as containing a lease when it conveys the right to control the use of an identified asset for a specified period of time in exchange for consideration.

For lease agreements with a term of more than one year, the Group recognizes:

(i)	a lease liability corresponding to the present value of future lease payments; and

(ii)	a right-of-use asset.

Lease liabilities and right-of-use assets are remeasured when modifications to, or changes in, lease agreements occur. Right-of-use assets are also assessed for impairment annually or whenever there is an indication of impairment.

Right-of-use assets

The cost of right-of-use assets comprises the initial amount of the lease liability recognized, any initial direct costs incurred, and lease payments made at or before the commencement date, net of any lease incentives received.

Subsequently, right-of-use assets are depreciated on a straight-line basis over the lease term, including renewal periods that are reasonably certain to be exercised.

Lease liabilities

Lease liabilities are initially measured at the present value of lease payments not paid at the commencement date, discounted using the Group’s incremental borrowing rate.

Lease payments included in the measurement of lease liabilities may consist of fixed payments, variable payments that depend on an index or rate, and amounts expected to be payable under contractual terms.

After initial recognition, lease liabilities are measured at amortized cost using the effective interest method and are remeasured when changes in future lease payments arise from lease modifications, changes in the lease term, or changes in relevant indices or rates.

Interest expense

Interest on lease liabilities is recognized as financial expense and allocated over the lease term.

Short-term leases and low-value assets

The Group applies the recognition exemption for short-term leases and leases of low-value assets. Payments associated with these leases are recognized as an expense on a straight-line basis over the lease term.

3.11 Third party funds

They refer to the balance of the users’ pre-paid accounts and CDB that can be redeemed at any time by the user. These amounts are measured at their redeemable amount and consider the interest payable up to the reporting date, recognized on a pro rata die basis.

3.12 Trade Payables

PicPay ensures timely payments to suppliers, typically within 30 to 90 days, through approval processes, effective cash flow planning and adherence to regulatory requirements. This policy encompasses service providers, operational suppliers, related parties and other suppliers, thereby promoting transparency and ensuring financial sustainability.

Amounts Payable to Acquirers for Credit/Debit Transactions

This section outlines the amounts owed to acquirers resulting from credit and debit card transactions. Transfers to the card network are processed according to the transaction’s installment structure. For Brazilian transactions without installments, settlements are usually completed within 27 days. Foreign transactions are settled within one business day. For installment sales, settlements occur monthly, typically spanning up to 12 months.

3.13 Provisions

Provisions are recognized for present obligations (legal or constructive) resulting from past events, for which it is possible to estimate the amounts reliably and for which settlement is probable. The amount recognized as a provision is the best estimate of the amount required to settle the obligation at the end of each reporting period, considering the risks and uncertainties related to the obligation.

When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, an asset is recognized when, and only when, the reimbursement is virtually certain and the amount can be measured reliably.

Expenses for the recognition of, or increase in, provisions are recognized in the statement of profit or loss, net of any reimbursement, when applicable.

3.14 Provision for legal and administrative claims

●	Contingent assets — They are not recognized in the financial statements, except when their realization is virtually certain;

●	Contingent liabilities — They are only disclosed in the financial statements because possible but unlikely that the group has an obligation, since there are still uncertainties as to whether the Group has an obligation that could lead to an outflow of resources that incorporate economic benefits;

●	Provisions — They are recognized as a liability in the financial statements because they are present obligations and it is probable that an outflow of benefits will be necessary to settle the obligation;

●	Legal obligations (tax and social security) — Liabilities arising from agreements, legislation or other legal action in which the entity has no option but to settle the obligation are recognized as a liability in the financial statements.

3.15 Income taxes

Income taxes in Brazil consist of Corporate Income Tax (IRPJ) and Social Security Contribution (CSLL). Current income tax is calculated based on the taxable income and a 15%, plus an additional 10% rate on taxable income exceeding R$ 240/year for Corporate Income Tax, and 9% until 20% on taxable income for Social Security Contribution depending on the nature of the company. Tax losses are carried forward indefinitely and can be used to offset current tax amounts, limited to 30% of taxable income for the year.

Income tax expense comprises current and deferred Corporate Income Tax and Social Security Contribution on Profits and are recognized in the statement of profit or loss, unless they are related to a business combination or items directly recognized in equity or in other comprehensive income.

Current tax expense is the amount of Corporate Income Tax and Social Security Contribution payable or recoverable related to the taxable income for the period. Cayman Islands local laws do not impose corporate income tax or tax capital gains and therefore there is no income tax impact from this jurisdiction on the Group.

Deferred taxes are amounts of tax assets to be recovered and tax liabilities to be paid in future periods. Deferred tax liabilities comprise taxable temporary differences and deferred tax assets result from income tax loss carryforwards and temporary differences. Deferred tax assets are recognized only when it is probable that there will be taxable profit against which they can be realized, based on business plans and projections prepared by the Group, which require the definition of significant assumptions regarding future events and conditions, such as revenue growth and operating margins.

Brazil adopted the rules of Pillar Two, specifically the Qualified Domestic Minimum Top-up Tax (QDMTT), through the enactment of Law No. 15,079/2024 in December 2024, which came into effect on January 1, 2025. It was determined that a minimum corporate income tax rate of 15% must be paid in each jurisdiction where multinational groups operate. The Group’s operations are primarily conducted in entities subject to income tax and social contribution of Brazil. All the Group’s material entities in Brazil are subject to corporate income tax at 25%. Social contribution is generally levied at 20% for financial entities and 9% for non-financial entities, which exceeds the QDMTT standards, and therefore, Management does not expect any significant impact related to Pillar Two.

The Complementary Law 224/25 has implemented a progressive increase for Social Security Contribution on Profit´s rate applicable to PicPay, from the current 9% to 12% as of April, 2026 until December, 2027 with an additional increase to 15% as of 2028. Therefore, the technical analysis to support the deferred tax asset recognition by PicPay considered the tax rate that will be in force in the estimated year of realization of the temporary adjustments and tax loss carryforward.

3.16 Revenue recognition

The Group provides a number of financial and payment products and services to its customers, which include individuals and businesses. In some of the transactions with its customers the Group acts as the principal responsible for providing the service and in other transactions the Group acts as an agent for a third party.

Revenue is recognized net of sales taxes including Taxes on Services (Imposto Sobre Serviço - ISS), Contribution to the Brazilian government’s Social Integration Program (Programa Integração Social - PIS) and Contribution to the Brazilian government Social Security Program (Contribuição para o Financiamento da Seguridade Social - COFINS).

The main revenue generating products and services are:

1)	Revenue from transaction activities and other services:

●	Consumer Banking: PicPay generates revenues from transaction fees and commissions through various financial services offered via its platform. These revenues include transaction fees arising when a customer uses a credit card registered in the app to transfer funds or make payments into their digital wallet for use in multiple transactions. PicPay also earns commissions from bill issuers when a bill is paid using the account balance. Transaction fees are recognized once the credit card transaction is approved by the card network and issuing bank, while bill payment commissions are recognized upon settlement of the bill. Additional revenues are generated mainly from premium account subscriptions, cash withdrawals, international remittances, and foreign exchange services.

In addition, PicPay’s Consumer Banking revenues comprise income from the distribution of third-party financial products and interchange fees from credit and debit cards issued to PicPay customers. Regarding third-party financial products, PicPay receives commissions for facilitating loan distribution within the app and is not required to return these commissions in the event of borrower default, as the performance obligation is limited to connecting customers and third parties. For credit and debit card usage, PicPay recognizes interchange fees once the performance obligation to approve the transaction and process the payment is fulfilled, which occurs almost immediately after card use. Such interchange fees, calculated as a percentage of the transaction amount, are retained from the payments made by PicPay to the acquirer to settle the transaction.

Also, the Group recognizes a brokerage fee received from the distribution of investment products within our PicPay Invest platform, and commissions related to the distribution of insurance products from our partners in our financial marketplace.

●	Small and Medium-Sized Businesses: Includes revenue related to MDR (merchant discount rate) charges for registered merchants accepting PicPay as a payment network. PicPay’s performance obligation is to facilitate transactions by capturing, processing, and settling transactions to merchants. PicPay receives a variable fee based on the number of installments, merchant size, and segmentation, which it deducts from the amounts paid to the merchant. Regarding corporate benefits, PicPay receives fees and commissions related to corporate benefits for its commercial customers.

PicPay also generates revenues from banking services provided to registered business customers through PicPay business accounts. These revenues include fees charged for the issuance and management of payment slips and fees charged to business accounts.

Regarding business credit and debit cards, PicPay earns transaction-based fees and interchange revenues associated with card usage. Performance obligations are fulfilled when the transaction is approved and processed, which occurs at the point in time when the payment is executed.

●	Audiences and Ecosystem Integration: Mainly refers to other commissions related to:

(1) PicPay Shop: Marketplace of non-financial services in app where third-party sellers can sell products and services to PicPay through an affiliated model. PicPay captures a take rate (%) of the total purchase volume (GMV) from the third-party sellers which varies according to the agreement with the seller. PicPay acts as an agent in such contacts, offering the good or services of the third-party sellers. PicPay’s performance obligation is fulfilled when the customer uses PicPay’s app for these transactions and the take-rate is recognized as revenue on that date.

(2) PicPay Ads: ads solutions for merchants through in-app display solutions and CRM channels. The Group receives impression fees paid by merchants affiliated in its network.

2) Financial Income

●	Consumer Banking: Revenues from installment payments corresponding to the remuneration the Group earns on credit card payments made in installments by consumers in the digital wallet. In addition, Consumer Banking generates interest income from the loans in its portfolio. Through January 26, 2024, credit cards requested in PicPay’s app and provided under PicPay’s banking correspondent agreement with Banco Original (the issuing bank) granted PicPay a percentage of the interest income received by Banco Original which was recognized as financial income. Following the acquisition of the credit card portfolio described in note 14, PicPay recognizes interest income on its credit card portfolio using the effective interest rate method.

●	Small and Medium-Sized Businesses: Includes revenues generated from fees charged by the Group for the prepayment of receivables from credit card transactions accepted by registered merchants.

PicPay also recognizes interest income on its business credit card portfolio using the effective interest rate method.

●	Audiences and Ecosystem Integration: Revenues from installment payments corresponding to the remuneration the Group earns on credit card payments made in installments by consumers in PicPay Shop.

●	Institutional: Interest income from financial investments executed at the corporate level. Also considers revenues from interest income generated through financial investments (corresponding primarily to the income the Group earns on funds invested in Government bonds and other short-term investments).

Incentives

The Group provides incentives with a variety of characteristics, including cashback, to users to promote its platform. The following criteria are assessed to determine if the incentives are considered to be a component of revenue or are separately presented as marketing expenses: (i) whether the payments are to the customer in exchange for a distinct good or service; (ii) the existence of a performance obligation of the Group to the end user; (iii) whether there is an expectation of specific future contracts as a result of the incentive and (iv) whether the incentives are in substance a payment on behalf of the merchants or other parties involved in the arrangement. If an incentive exceeds the amount of revenue generated by the transaction to which it relates, the excess is recognized as a marketing expense.

3.17 Transaction with related parties

Related party transactions are defined and controlled in accordance with the Group’s related party transaction policy, which establishes certain guidelines that are applicable to transactions between the Company and its subsidiaries and related parties, with the purpose to ensure that all transactions are in accordance with applicable laws and regulations and seek the Group’s best interests, ensuring transparency and competitiveness, as well as best corporate governance practices. Furthermore, the Group’s related party transaction policy prohibits transactions with related parties that: (i) are not consistent with market practice and adversely affect the Group’s interests, or (ii) involve a disproportionate compensation.

Intra-group transactions and unrealized income and expenses, and any unrealized income and expenses arising from intercompany transactions, are eliminated in the consolidated financial statements. The Group’s transactions with related parties are described in note 21.

3.18 Long-term incentive plan (Share-based payment)

Equity-settled awards and cash-settled awards

The Company measures equity settled share-based payment awards at the grant date fair value of the equity instruments granted. The fair value of equity-settled awards was measured at the respective grant dates using a pricing methodology in which the fair value of the incentive can be measured as a percentage of PicPay’s valuation at measurement date (i.e., grant date) taking into consideration the premises of right acquisition subject to the period of acquisition set up by the plan.

The grant date fair value is recognized as an expense, with a corresponding increase in equity. The amount recognized is based on the number of equity instruments that are expected to be vested. At each reporting date, the Company revises the number of awards that are expected to be vested based on the best available information about the fulfilment of the service conditions and the nonmarket performance conditions (the liquidity event).

During the year ended December 31, 2025, the Company assessed that the liquidity condition (IPO or private placement) was likely to be achieved.

The Company granted the counterparty a share-based payment transaction with an equity component, that is, awards that may be settled through equity instruments and include a debt component.

Under the long-term incentive plan, certain employees were granted the right to choose whether the share-based payment transaction will be settled in cash or through the issuance of equity instruments, which means that the Company granted a compound financial instrument. For the remaining employees, the awards provide only for settlement through the issuance of equity instruments.

In these compound financial instruments, the arrangement includes a debt component (i.e., the counterparty’s right to demand payment in cash) and an equity component (i.e., the counterparty’s right to demand settlement in equity instruments rather than in cash).

For share-based payment transactions, including transactions with employees, the Company shall measure the fair value of the compound financial instrument at the measurement date, taking into consideration the terms and conditions under which the rights to cash or equity instruments were granted.

The Company shall first measure the fair value of the debt component and subsequently measure the fair value of the equity component, considering that the counterparty must forfeit the right to receive cash in order to receive the equity instrument. The fair value of the compound financial instrument is equal to the sum of the fair values of the two components.

The Company shall account separately for the services received in respect of each component of the compound financial instrument. For the debt component, the Company shall recognize the services acquired, and a liability to pay for those services, as the counterparty renders service, in accordance with the requirements applying to cash-settled share-based payment transactions. For the equity component, the Company shall recognize the services received, and an increase in equity, as the counterparty renders service, in accordance with the requirements applying to equity-settled share-based payment transactions.

At the date of settlement, the Company shall remeasure the liability to its fair value. If the Company issues equity instruments on settlement rather than paying cash, the liability shall be transferred directly to equity, as the consideration for the equity instruments issued.

If the Company pays in cash on settlement rather than issuing equity instruments, that payment shall be applied to settle the liability in full. Any equity component previously recognized shall remain within equity. By electing to receive cash on settlement, the counterparty forfeited the right to receive equity instruments. However, this requirement does not preclude the Company from recognizing a transfer within equity, i.e. a transfer from one component of equity to another.

Modifications, cancellations and terminations

Any significant legal change in the regulation of joint-stock companies, public companies, labor relations and/or the tax effects of a share delivery plan may lead to a complete review or modification of the LTIP by the Board of Directors, in accordance with the plan rules. The right to receive the incentive provided for in this regulation and individual terms will terminate automatically and without any right to compensation, ceasing all legal effects, if PicPay is dissolved, liquidated, or declared bankrupt.

Following completion of a qualifying liquidity even, if a beneficiary is dismissed by the Company (other than for cause), resigns, retires or dies, the vested portion of his or her rights under the LTIP at that date will be settled (in shares or in cash, as applicable), while the non-vested portion will be cancelled with no further rights. If a beneficiary is terminated for cause, all of his or her rights under the LTIP, whether vested or unvested, will be cancelled with immediate effect.

3.19 Derivative Financial instruments

Derivatives are contracts or agreements whose value is derived from one or more underlying indices or assets referenced in the contract or agreement, which require little or no initial net investment and are settled at a future date. The Group uses the following derivatives only for economic hedging purposes and not as speculative investments:

Futures - Futures contracts are standardized legal agreements to buy or sell a specific commodity or financial instrument at a predetermined price at a specified time in the future. The Group operates with interest rate futures contracts based on the Interbank Deposit rate in Brazil (DI1).

Swaps - Swap contracts are commitments to settle in cash on a future date or dates the difference between two specified financial indices applied to a notional amount. Within these contracts, the Group has its active position in fixed interest rates and its passive position in the CDI index.

Derivatives are measured at fair value through profit or loss and accounted for as financial assets when the fair value is positive, and as financial liabilities when the fair value is negative. These instruments are classified at level 2 of fair value.

3.20 Hedge accounting

The Group applies hedge accounting to execute the economic effects of the strategies chosen for risk management. The moment a financial instrument is categorized as a hedge, the Group formally draws up the relationship between the hedging instrument(s) and the item(s) being hedged and explicitly establishes its risk management objective and the strategy for carrying out the hedge.

The documentation includes the identification of each hedging instrument and its respective objective, the nature of the risk to be hedged and how the effectiveness of the hedging instrument in offsetting the effects of variations in the value of the target item can be assessed. To this end, the Group assesses both at the inception of the hedge and on an ongoing basis whether the hedging financial instruments maintain and will maintain high effectiveness in offsetting changes in fair value attributable to the hedged risk. The Group elected, as a policy choice permitted under IFRS 9, to continue to apply hedge accounting in accordance with IAS 39.

A hedge is considered effective if, from the outset and throughout its existence, the values of the hedged items are expected to be effectively offset by the change in the values of the hedging instruments themselves. If it is no longer feasible to achieve this objective, hedge accounting is discontinued.

When derivatives are held for risk management purposes and the transactions meet the necessary criteria for hedge effectiveness, they can be designated in three categories: (i) hedges of variation in the fair value of assets and liabilities; (ii) hedges of variability in the future cash flows of an asset or liability; and (iii) hedges of net investment in foreign operations. The Group will measure the effectiveness of the hedging relationship by the fair value of the hedged market risk and the hedging instrument (effectiveness test).

The Group applies fair value hedge accounting to protect the pre-fixed rate on certain loans, financial assets and financial liabilities from changes in the CDI rate. The Hedging instruments are DI1 (DI is the average of the interbank lending cost for CDIs “Certificates of Interbank Deposit”) future contracts measured at FVTPL, and the hedged item risk is the fixed component that is measured at fair value for the identified risk. The fair value change of the hedged item is recognized in financial income or financial expense to offset the mark-to-market of the DI1 future contract.

As of December 31, 2025 the Group did not have designated cash flow hedge or net investment hedge strategies.